24. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Note 24. Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2017	2016
Income
Income from investment in CFSG Partners	$415,561	$429,008

Expenses
Outsourcing expense	$538,359	$509,345
Service contracts - administration	447,374	389,971
Marketing	484,330	380,753
State deposit tax	590,728	568,549
ATM fees	417,067	382,227
Telephone	278,998	318,059
FDIC Insurance	288,388	306,249